BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Concentrations (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) customer	Mar. 31, 2025 customer	Mar. 31, 2026 USD ($) customer	Mar. 31, 2025 customer	Sep. 30, 2025 customer	Sep. 30, 2024 customer
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Cash in excess of FDIC insurance limit | $	$ 323,629		$ 323,629
Revenues earned from sales of products and services | Customer Concentration Risk | Therapeutic DNA Production Services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage	86.00%		80.00%	20.00%
Number of customers	1	2	1	1
Revenues earned from sales of products and services | Customer Concentration Risk | DNA Tagging and Security Products and Services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Number of customers				2
Revenues earned from sales of products and services | Customer Concentration Risk | Customer 1 | Therapeutic DNA Production Services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage		44.00%
Revenues earned from sales of products and services | Customer Concentration Risk | Customer 1 | DNA Tagging and Security Products and Services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage				27.00%
Revenues earned from sales of products and services | Customer Concentration Risk | Customer 2 | Therapeutic DNA Production Services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage		11.00%
Revenues earned from sales of products and services | Customer Concentration Risk | Customer 2 | DNA Tagging and Security Products and Services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage				12.00%
Accounts receivables | Customer Concentration Risk
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Number of customers					3	3
Accounts receivables | Customer Concentration Risk | Major Customers
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage			85.00%		99.00%
Number of customers			2		3